                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: -811-05749

                 ----------------------------------------------

                              THE CHINA FUND, INC.

--------------------------------------------------------------------------------
                                     ------
               (Exact name of registrant as specified in charter)

                     c/o STATE STREET BANK AND TRUST COMPANY
                        2 AVENUE DE LAFAYETTE, 6TH FLOOR
                                  P.O. BOX 5049
                              BOSTON, MA 02206-5049

--------------------------------------------------------------------------------
                                     ------
               (Address of principal executive offices)(Zip code)

   (Name and Address of Agent for                        Copy to:
              Service)

         Mary Moran Zeven                       Leonard B. Mackey, Jr., Esq.
            Secretary                             Clifford Chance U.S. LLP
       The China Fund, Inc.                          31 West 52nd Street
      2 Avenue de Lafayette                       New York, New York 10019
         Boston, MA 02111


Registrant's telephone number, including area code:  (888) 246-2255

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS
HONG KONG
  CONSUMER DISCRETIONARY -- (5.6%)
     China Ting Group Holdings Ltd. ........................  13,148,000            $  2,876,395
     China Travel International Investment Hong Kong,
       Ltd. ................................................  18,148,000               4,157,082
     Parkson Retail Group Ltd. .............................   1,080,500               3,580,485
     Ports Design Ltd. .....................................   2,678,500               4,067,369
     Shangri-La Asia Ltd. ..................................   4,318,000               8,979,742
     Yorkey Optical International Cayman Ltd. ..............     176,000                  60,926
                                                                                    ------------
                                                                                      23,721,999
                                                                                    ------------
  CONSUMER STAPLES -- (5.2%)
     Chaoda Modern Agriculture (Holdings) Ltd. .............  34,089,900              18,425,313
     Li Ning Co. Ltd. ......................................   3,726,000               3,701,690
                                                                                    ------------
                                                                                      22,127,003
                                                                                    ------------
  ENERGY -- (0.6%)
     China Rare Earth Holdings, Ltd. .......................  15,254,000               2,767,851
                                                                                    ------------
  FINANCIALS -- (4.5%)
     China Insurance International Holdings Co., Ltd.*......   5,502,000               3,490,658
     China Life Insurance Co., Ltd. ........................   7,635,000              12,851,584
     Shimao Property Holdings Ltd*..........................   3,346,000               2,773,011
                                                                                    ------------
                                                                                      19,115,253
                                                                                    ------------
  HEALTH CARE -- (4.1%)
     China Shineway Pharmaceutical Group Ltd. ..............   7,615,000               5,585,790
     Golden Meditech Co., Ltd. .............................  35,040,000               9,469,417
     Natural Beauty Bio-Technology, Ltd. ...................  32,780,000               2,573,230
                                                                                    ------------
                                                                                      17,628,437
                                                                                    ------------
  INDEX FUND -- (1.3%)
     Ishare Asia Trust......................................     780,000               5,751,605
                                                                                    ------------
  INDUSTRIALS -- (5.5%)
     Beiren Printing Machinery Holdings Ltd.+...............   7,000,000               1,549,410
     China Fire Safety Enterprise Group Holdings Ltd. ......  50,380,000               5,899,829
     TPV Technology, Ltd. ..................................   9,968,000               9,877,308
     Zhejiang Expressway Co. Ltd. ..........................  10,304,000               6,325,052
                                                                                    ------------
                                                                                      23,651,599
                                                                                    ------------

See notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
HONG KONG (CONTINUED)
  INFORMATION TECHNOLOGY -- (3.2%)
     Arcontech Corp.*(2)....................................  18,386,000            $    236,607
     Digital China Holdings Ltd. ...........................  10,692,000               3,412,326
     Lenovo Group Ltd. .....................................  15,858,000               5,142,672
     Solomon Systech Ltd. ..................................  19,892,000               4,863,757
                                                                                    ------------
                                                                                      13,655,362
                                                                                    ------------
  MATERIALS -- (4.0%)
     Asia Zirconium Ltd. ...................................  12,916,000               1,130,256
     Fountain Set (Holdings), Ltd. .........................   8,204,000               2,354,347
     Ocean Grand Chemicals Holdings Ltd.(2).................  17,379,000               1,386,616
     Sinochem Hong Kong Holdings Ltd. ......................   5,000,000               1,853,115
     Zijin Mining Group Co., Ltd. ..........................  19,418,000              10,345,338
                                                                                    ------------
                                                                                      17,069,672
                                                                                    ------------
  TELECOMMUNICATIONS -- (2.8%)
     China Netcom Group Corp. (Hong Kong) Ltd. .............   4,078,000               7,431,052
     Comba Telecom Systems Holdings Ltd. ...................  16,118,000               4,335,082
                                                                                    ------------
                                                                                      11,766,134
                                                                                    ------------
  UTILITIES -- (2.6%)
     Xinao Gas Holdings, Ltd. ..............................  11,560,000              11,068,038
                                                                                    ------------
          TOTAL HONG KONG -- (Cost $111,207,818)                            39.4%    168,322,953
                                                                                    ------------
HONG KONG -- "H" SHARES
  CONSUMER DISCRETIONARY -- (0.7%)
     Lianhua Supermarket Holdings Co., Ltd. ................   2,859,000               3,127,324
                                                                                    ------------
  ENERGY -- (3.5%)
     China Oilfield Services Ltd. ..........................  12,650,000               6,869,780
     China Shenhua Energy Co., Ltd. ........................   4,536,500               8,161,462
                                                                                    ------------
                                                                                      15,031,242
                                                                                    ------------
  INDUSTRIALS -- (1.9%)
     BYD Co., Ltd.*.........................................   2,708,500               6,566,737
     Sinotrans Ltd. ........................................   4,399,000               1,335,998
                                                                                    ------------
                                                                                       7,902,735
                                                                                    ------------

See notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
HONG KONG -- "H" SHARES (CONTINUED)
  UTILITIES -- (2.1%)
     Anhui Expressway Co., Ltd. ............................  12,406,000            $  9,100,107
                                                                                    ------------
          TOTAL HONG KONG -- "H" SHARES --
            (Cost $21,755,099)                                               8.2%     35,161,408
                                                                                    ------------
          TOTAL HONG KONG (INCLUDING "H" SHARES) --
            (Cost $132,962,917)                                             47.6%    203,484,361
                                                                                    ------------
SINGAPORE
  UTILITIES -- (1.7%)
     Bio-Treat Technology Ltd. .............................   9,799,000               7,321,484
                                                                                    ------------
          TOTAL SINGAPORE -- (Cost $4,045,565)                               1.7%      7,321,484
                                                                                    ------------
TAIWAN
  CONSUMER DISCRETIONARY -- (3.3%)
     Merry Electronics Co., Ltd. ...........................   3,260,507              10,503,633
     Synnex Technologies International, Corp. ..............   1,078,000                 948,011
     Taiwan FamilyMart Co., Ltd. ...........................   1,648,592               2,592,522
                                                                                    ------------
                                                                                      14,044,166
                                                                                    ------------
  CONSUMER STAPLES -- (1.3%)
     Uni-President Enterprises Corp. .......................   6,729,000               5,301,176
                                                                                    ------------
  FINANCIALS -- (4.6%)
     Cathay Financial Holding Co., Ltd. ....................   5,438,000              11,623,561
     Fubon Financial Holdings Co., Ltd. ....................   3,059,000               2,419,252
     Yuanta Core Pacific Securities Co. ....................   8,983,000               5,719,123
                                                                                    ------------
                                                                                      19,761,936
                                                                                    ------------
  INDUSTRIALS -- (0.8%)
     Cheng Shin Rubber Industry Co., Ltd. ..................   4,129,481               3,391,952
                                                                                    ------------

See notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
TAIWAN (CONTINUED)
  INFORMATION TECHNOLOGY  -- (8.6%)
     Advanced Semiconductor Engineering Inc. ...............   7,838,000            $  6,868,930
     Data Systems Consulting Co., Ltd. .....................   4,362,043               3,836,051
     Novatek Microelectronics Corp., Ltd. ..................   1,021,095               5,019,887
     Powertech Technology Inc. .............................   1,522,000               4,006,119
     ShenMao Technology Inc. ...............................     948,000               3,647,379
     Taiwan Green Point Enterprises Co., Ltd. ..............   1,348,524               2,997,727
     Tripod Technology Corp.*...............................   3,334,095              10,231,657
                                                                                    ------------
                                                                                      36,607,750
                                                                                    ------------
  MATERIALS -- (1.9%)
     China Metal Products Co., Ltd. ........................   3,584,000               5,045,113
     Yieh United Steel Corp. ...............................   9,483,000               3,185,227
                                                                                    ------------
                                                                                       8,230,340
                                                                                    ------------
          TOTAL TAIWAN -- (Cost $63,384,727)                                20.5%     87,337,320
                                                                                    ------------
UNITED STATES -- "N" SHARES
  CONSUMER DISCRETIONARY -- (1.2%)
     Chindex International, Inc.*...........................      69,987                 622,884
     The9 Ltd. ADR*.........................................     184,861               4,523,549
                                                                                    ------------
                                                                                       5,146,433
                                                                                    ------------
  TELECOMMUNICATIONS -- (0.7%)
     China Techfaith Wireless Communication Technology Ltd.
       ADR*.................................................     290,316               2,949,611
                                                                                    ------------
          TOTAL UNITED STATES -- "N" SHARES -- (Cost
            $9,441,301)                                                      1.9%      8,096,044
                                                                                    ------------
          TOTAL COMMON STOCK AND OTHER EQUITY
            INTERESTS -- (Cost $209,834,510)                                71.7%    306,239,209
                                                                                    ------------
WARRANTS
  CONSUMER DISCRETIONARY -- (1.2%)
     Youngor Group Co. Ltd. Access Product (expiration
       10/26/10) 144A(2)(4).................................   7,562,730               5,188,033
                                                                                    ------------
                                                                                       5,188,033
                                                                                    ------------

See notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
WARRANTS (CONTINUED)
  ENERGY -- (5.8%)
     China Petroleum Access Product (expiration 01/20/10)
       144A(2)(3)...........................................   5,539,000            $  4,015,775
     China Petroleum Access Product (expiration 01/20/11)
       144A(2)(4)...........................................   7,016,997               5,087,323
     China Yangtze Power Co. Ltd. Access Product (expiration
       1/20/10) 144A(2)(4)..................................   7,577,738               5,887,902
     China Yangtze Power Co. Ltd. Access Product (expiration
       5/24/07) 144A(2).....................................   1,136,661                 401,753
     Huaneng Power International Inc. Access Product
       (expiration 1/20/10) 144A(2)(3)......................   7,476,500               4,246,652
     Huaneng Power International Inc. Access Product
       (expiration 4/20/11) 144A(2)(4)......................   9,343,031               5,306,842
                                                                                    ------------
                                                                                      24,946,247
                                                                                    ------------
  FINANCIALS -- (1.1%)
     China Merchants Bank Co. Ltd. Access Product
       (expiration 10/26/10) 144A(2)(4).....................   5,290,407               4,888,336
                                                                                    ------------
                                                                                       4,888,336
                                                                                    ------------
  INDUSTRIALS -- (9.7%)
     Baoding Tianwei Baobian Electric Co., Ltd. Access
       Product (expiration 01/20/10)(2)(3)..................   1,761,193               3,688,120
     Shanghai International Airport Co. Ltd. Access Product
       (expiration 1/20/10) 144A*(2)(3).....................   5,662,300               9,722,169
     Shanghai International Airport Co. Ltd. Access Product
       (expiration 10/26/10) 144A*(2)(4)....................   2,961,967               5,088,659
     Shanghai Zhenhua Port Machinery Co. Ltd. Access Product
       (expiration 10/26/10) 144A(2)(4).....................  13,219,652              15,863,582
     Xinjiang Tebian Electric Apparatus Stock Co. Ltd.
       Access Product (expiration 10/26/10) 144A*(2)(4).....   4,676,642               6,832,574
                                                                                    ------------
                                                                                      41,195,104
                                                                                    ------------

See notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
WARRANTS (CONTINUED)
  MATERIALS -- (1.5%)
     Qinghai Salt Lake Potash Co. Ltd. Access Product
       (expiration 06/29/07)*(2)(4).........................     958,449            $    213,734
     Qinghai Salt Lake Potash Co. Ltd. Access Product
       (expiration 10/26/10) 144A(2)(4).....................   2,683,657               6,094,585
                                                                                    ------------
                                                                                       6,308,319
                                                                                    ------------
          TOTAL WARRANTS -- (Cost $59,209,001)                              19.3%     82,526,039
                                                                                    ------------
DIRECT INVESTMENTS
  FINANCIALS -- (0.7%)
     Captive Finance, Ltd., (acquired 5/24/02)*+(1)(2)......   2,000,000               3,045,000
                                                                                    ------------
  INFORMATION TECHNOLOGY -- (2.3%)
     CDW Holding Ltd., (acquired 1/26/05)+(5)...............  60,000,000               9,497,879
     teco Optronics Corp., (acquired 4/26/04)*(1)(2)........   1,861,710                 150,000
                                                                                    ------------
                                                                                       9,647,879
                                                                                    ------------
          TOTAL DIRECT INVESTMENTS -- (Cost $5,376,348)                      3.0%     12,692,879
                                                                                    ------------
TOTAL INVESTMENTS -- (Cost $274,419,859)**                                  94.0%    401,458,127
                                                                                    ------------
OTHER ASSETS AND LIABILITIES                                                 6.0%     25,462,542
                                                                                    ------------
NET ASSETS                                                                 100.0%   $426,920,669
                                                                                    ------------

Notes to Schedule of Investments

  * Denotes non-income producing security

(1) Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore initially valued at acquisition cost. The procedures applied by the Board of Directors in arriving at its estimate of value of securities without readily available market values comply with the China Fund, Inc.'s (the "Fund") policies for valuing Direct Investments at original cost unless the Board of Directors, based on advice from the Direct Investment Manager, concludes that there has been a material change of a long-term nature and sufficient reliable information is available to revalue these investments. Determination of fair values involves subjective judgment and, because of the inherent uncertainty of valuation, the Board of Directors' estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

(2) Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors (see note (1) above).

(3) Warrants issued by Citigroup Global Markets Holdings.

(4) Warrants issued by Credit Lyonnais (CLSA)

(5) This investment is listed on the Singapore Stock Exchange, however is still managed by ADCM.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  + Affiliated issuer, as defined in the Investment Company Act of 1940, includes issuers in which the Fund held 5% or more of the outstanding securities.

(A) Portfolio securities listed on recognized United States or foreign securities exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, of two brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors. Direct Investments not traded on an exchange are valued at fair value as determined by the Board of Directors based on advice from the Direct Investment Manager, ADCM. The Direct Investment's original cost is considered to be fair value unless the Board of Directors, based on such advice, concludes there has been a material change of a long-term nature and sufficient reliable information is available to revalue these investments.

    The Fund's investments in China companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of China companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized China companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

 ** At July 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $145,774,442 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $18,736,174 and net appreciation for financial reporting purposes was $127,038,268. At July 31, 2006, aggregate cost for financial reporting purposes was $274,419,859.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification required by Rule 30a-2 of the 1940 Act is attached as an exhibit to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


THE CHINA FUND, INC.



By:      /s/ Gary L. French
         Gary L. French
         President and Chief Executive Officer

Date:    September 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:      /s/ Gary L. French
         Gary L. French
         President and Chief Executive Officer

Date:    September 28, 2006



By:      /s/ William C. Cox
         William C. Cox
         Treasurer and Chief Financial Officer

Date:    September 27, 2006